Balance in Allowances for Loan Losses and Recorded Investment in Loans Based on Portfolio Segment and Impairment Method (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Allowance for loan losses, beginning balance	$ 3,296,607	$ 2,964,285
Provision charged to expense	490,000	625,000
Losses charged off	(585,546)	(486,878)
Recoveries	138,403	194,200
Allowance for loan losses, ending balance	3,339,464	3,296,607
Allowance for loan losses, individually evaluated for impairment, ending balance	879,141	690,329
Allowance for loan losses, collectively evaluated for impairment, ending balance	2,460,323	2,606,278
Loans:
Loans receivable gross	177,086,150	174,201,430
Loans, individually evaluated for impairment, ending balance	2,743,210	2,869,063
Loans, collectively evaluated for impairment, ending balance	174,342,940	171,332,367
Mortgage loans on real estate
Loans:
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | One-to-four family residential
Allowance for loan losses:
Allowance for loan losses, beginning balance	697,223	561,309
Provision charged to expense	99,055	266,296
Losses charged off	(82,192)	(130,382)
Recoveries	26,943
Allowance for loan losses, ending balance	741,029	697,223
Allowance for loan losses, individually evaluated for impairment, ending balance		36,300
Allowance for loan losses, collectively evaluated for impairment, ending balance	741,029	660,923
Loans:
Loans receivable gross	41,386,147	39,472,008
Loans, individually evaluated for impairment, ending balance	339,513	551,921
Loans, collectively evaluated for impairment, ending balance	41,046,634	38,920,087
Mortgage loans on real estate | Commercial
Allowance for loan losses:
Allowance for loan losses, beginning balance	1,107,585	1,193,928
Provision charged to expense	(11,157)	195,118
Losses charged off	(356,270)	(306,303)
Recoveries	88,715	24,842
Allowance for loan losses, ending balance	828,873	1,107,585
Allowance for loan losses, individually evaluated for impairment, ending balance	262,177	357,880
Allowance for loan losses, collectively evaluated for impairment, ending balance	566,696	749,705
Loans:
Loans receivable gross	30,973,177	40,169,813
Loans, individually evaluated for impairment, ending balance	1,603,956	1,727,406
Loans, collectively evaluated for impairment, ending balance	29,369,221	38,442,407
Mortgage loans on real estate | Agricultural
Allowance for loan losses:
Allowance for loan losses, beginning balance	115,154	92,988
Provision charged to expense	34,414	22,166
Allowance for loan losses, ending balance	149,568	115,154
Allowance for loan losses, collectively evaluated for impairment, ending balance	149,568	115,154
Loans:
Loans receivable gross	37,392,116	29,971,649
Loans, collectively evaluated for impairment, ending balance	37,392,116	29,971,649
Mortgage loans on real estate | Home equity
Allowance for loan losses:
Allowance for loan losses, beginning balance	309,409	300,257
Provision charged to expense	86,076	26,863
Losses charged off	(80,126)	(24,904)
Recoveries	13,637	7,193
Allowance for loan losses, ending balance	328,996	309,409
Allowance for loan losses, collectively evaluated for impairment, ending balance	328,996	309,409
Loans:
Loans receivable gross	12,733,963	16,042,788
Loans, individually evaluated for impairment, ending balance	56,677	29,353
Loans, collectively evaluated for impairment, ending balance	12,677,286	16,013,435
Commercial business
Allowance for loan losses:
Allowance for loan losses, beginning balance	711,864	472,376
Provision charged to expense	219,102	83,654
Recoveries	3,285	155,834
Allowance for loan losses, ending balance	934,251	711,864
Allowance for loan losses, individually evaluated for impairment, ending balance	610,779	296,149
Allowance for loan losses, collectively evaluated for impairment, ending balance	323,472	415,715
Loans:
Loans receivable gross	29,046,437	23,198,454
Loans, individually evaluated for impairment, ending balance	728,672	552,814
Loans, collectively evaluated for impairment, ending balance	28,317,765	22,645,640
Agricultural business
Allowance for loan losses:
Allowance for loan losses, beginning balance	58,428	58,250
Provision charged to expense	(14,498)	178
Allowance for loan losses, ending balance	43,930	58,428
Allowance for loan losses, collectively evaluated for impairment, ending balance	43,930	58,428
Loans:
Loans receivable gross	10,982,491	9,590,745
Loans, collectively evaluated for impairment, ending balance	10,982,491	9,590,745
Consumer loan
Allowance for loan losses:
Allowance for loan losses, beginning balance	138,385	163,690
Provision charged to expense	74,224	(6,347)
Losses charged off	(66,958)	(25,289)
Recoveries	5,823	6,331
Allowance for loan losses, ending balance	151,474	138,385
Allowance for loan losses, individually evaluated for impairment, ending balance	6,185
Allowance for loan losses, collectively evaluated for impairment, ending balance	145,289	138,385
Loans:
Loans receivable gross	14,571,819	15,755,973
Loans, individually evaluated for impairment, ending balance	14,392	7,569
Loans, collectively evaluated for impairment, ending balance	14,557,427	15,748,404
Unallocated
Allowance for loan losses:
Allowance for loan losses, beginning balance	158,559	121,487
Provision charged to expense	2,784	37,072
Allowance for loan losses, ending balance	161,343	158,559
Allowance for loan losses, collectively evaluated for impairment, ending balance	$ 161,343	$ 158,559